Consolidated Statements of Changes in Equity (USD $) In Millions, except Share data	Total	Release of Restricted Stock Units [Member]	Common Shares [Member]	Common Shares [Member] Release of Restricted Stock Units [Member]	Contributed Surplus [Member]	Contributed Surplus [Member] Release of Restricted Stock Units [Member]	Retained Earnings [Member]	AOCI [Member]	Non-controlling Interests [Member]
Beginning Balance at Dec. 31, 2010	$ 8,026		$ 4,500		$ 56		$ 2,715	$ 752	$ 3
Beginning Balance, shares at Dec. 31, 2010			242,600,000
Net income	1,015						1,018		(3)
Other comprehensive income (loss)	(289)							(289)
Contribution to subsidiaries by non-controlling interests	20								20
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	59		69		(10)
Shares issued on exercise of stock options, shares	2,737,253		1,400,000
Release of restricted stock	0		6		(6)
Repurchase and cancellation undernormal course issuer bid	(407)		(204)				(162)	(41)
Repurchase and cancellation undernormal course issuer bid, shares			(10,700,000)
Stock-based compensation expense	31				31
Settlement of stock options	(24)				(8)		(16)
Dividends paid	(236)		2				(238)
Ending Balance at Dec. 31, 2011	8,202		4,373		63		3,317	422	27
Ending Balance, shares at Dec. 31, 2011			233,300,000
Net income	1,426						1,433		(7)
Other comprehensive income (loss)	80							78	2
Acquisition of subsidiaries	7								7
Shares issued on exercise of stock options	14		19		(5)
Shares issued on exercise of stock options, shares	1,525,159		400,000
Release of restricted stock	0	0	5	5	(5)	(5)
Repurchase and cancellation undernormal course issuer bid	(42)		(18)				(20)	(4)
Repurchase and cancellation undernormal course issuer bid, shares			(800,000)
Stock-based compensation expense	39				39
Settlement of stock options	(16)				(7)		(9)
Dividends paid	(252)		7				(259)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2012	9,458		4,391		80		4,462	496	29
Ending Balance, shares at Dec. 31, 2012			233,100,000
Net income	1,545						1,561		(16)
Other comprehensive income (loss)	(142)							(141)	(1)
Issues of shares by subsidiaries	4								4
Shares issued on exercise of stock options	63		84		(21)
Shares issued on exercise of stock options, shares	2,805,969		2,000,000
Release of restricted stock	0	0	6	9	(6)	(9)
Repurchase and cancellation undernormal course issuer bid	(1,020)		(271)				(707)	(42)
Repurchase and cancellation undernormal course issuer bid, shares			(14,100,000)
Stock-based compensation expense	34				34
Settlement of stock options	(19)				(9)		(10)
Dividends paid	(284)		11				(295)
Dividends paid, shares			200,000
Ending Balance at Dec. 31, 2013	$ 9,639		$ 4,230		$ 69		$ 5,011	$ 313	$ 16
Ending Balance, shares at Dec. 31, 2013			221,200,000